Interest Expense	12 Months Ended
Dec. 31, 2019
Interest Expense.
Interest Expense

(16) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest cost incurred during the year ended December 31, 2019, 2018 and 2017:

	December 31, 2019		December 31, 2018	December 31, 2017
	RMB	US$	RMB	RMB
Interest cost capitalized	—	—	—	—
Interest cost charged to expense	8,892	1,277	9,766	9,453
	8,892	1,277	9,766	9,453

Interest expense in 2019 was lower than that in 2018, which was mainly due to decreased loans from related parties.